Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0
Total Fee Amount	69,050.00
Total Offset Amount	0
Net Fee	$ 69,050.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A